Cash and Bank Balances (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	March 31, 2024	March 31, 2025
	US$	US$
Cash at banks	231,905	1,185
Cash on hand	3,443	101,512
	235,348	102,697

Schedule of the Currency Profiles Group’s Cash and Bank Balances

The currency profiles of the Group’s cash and bank balances as at the end of each reporting period are as follows:

	March 31, 2024	March 31, 2025
	US$	US$
United States Dollar	219,283	102,239
Hong Kong Dollar	15,312	426
Renminbi	753	32
	235,348	102,697